Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (58,968)	$ (4,056)	$ (137,408)	$ (7,437)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	760	54	562	139
Share-based compensation	12,982	211	11,380	278
SAFE Instruments remeasurement			86,907
(Gain) loss on warrant remeasurement	(4,026)	303	6,651	7
Provision for contract losses, net	33,766		397
Deferred income taxes	(611)
Non-cash operating lease expense	428	51	1,277	134
Other non-cash operating activities	101	34	583
Changes in assets and liabilities:
Receivables	(9,693)	(37)	(3,597)
Prepaid and other current assets	(3,802)	(201)	(497)	(150)
Other long-term assets	(575)		(2,571)
Trade payables	154	275	1,885	(51)
Accrued expenses and other current liabilities	302	278	4,245	212
Contract liabilities	6,811	2,514	123
Operating lease liabilities	(317)	(51)	(1,061)	(134)
Other long-term liabilities	15		69
Net cash used in operating activities	(22,673)	(625)	(31,055)	(7,002)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(1,360)	(162)	(3,836)	(295)
Purchases of available-for-sale investments	(122,468)	(27,634)	(49,304)
Maturities of available-for-sale investments	21,100		16,224
Acquisition of HelioHeat, net of cash acquired			(1,684)
Other investing activities			(46)
Net cash used in investing activities	(102,728)	(27,796)	(38,646)	(295)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from SAFE instruments, net of issuance costs of $18.2 thousand		73,173		10,242
Proceeds from SAFE Instruments, net of issuance costs of $30.1 thousand			83,411
Transaction costs paid related to the Business Combination with Athena	(1,274)		159,400
Proceeds from Paycheck Protection Program loan				411
Repayments on Paycheck Protection Program loan		(411)	(411)
Proceeds from exercise of stock options	209	214	524	33
Proceeds from exercise of common stock warrants		30	30
Other financing costs			(6)
Net cash (used in) provided by financing activities	(1,065)	73,006	242,948	10,686
(DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(126,466)	44,585	173,247	3,389
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF THE PERIOD	191,581	18,334	18,334	14,945
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF THE PERIOD	$ 65,115	$ 62,919	$ 191,581	$ 18,334